Leases (Tables)	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Schedule of ROU Assets and Operating Lease Liabilities Activities

The following table shows ROU assets and operating lease liabilities, and the associated financial statement line items as of:

	June 30, 2025	December 31, 2024
Assets
Operating lease right-of-use assets, net	$18,500	$36,923

Liabilities
Operating lease liabilities, current	$18,500	$36,190
Operating lease liabilities, non-current	$-	$733

Weighted average remaining lease term (in years)	Approximately 0.54 years	Approximately 1.08 years
Weighted average discount rate (%)	5.24%	5.22%

Information relating to operating lease activities during the six months ended June 30, 2025, 2024 and 2023 are as follows:

	For the six months ended June 30,
	2025	2024	2023
Operating lease right-of-use assets, obtained in exchange for operating lease liabilities	$-	$70,378	$-

Operating lease expenses
Amortization of operating lease right-of-use assets	$18,423	$13,691	$-
Interest of lease liabilities	731	1,348	-
Total operating lease expenses	$19,154	$15,039	$-

Schedule of Maturities Lease Liabilities	Maturities of lease liabilities were as follows:
As of June 30, 2025
2026	$18,783

Total lease payments	$18,783
Less: imputed interest	(283)
Total	$18,500